Stock-Based Awards (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions used to Determine Fair Value of Stock Options Granted

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors are as follows, presented on a weighted average basis (the Company did not grant any stock options to employees or directors during the year ended December 31, 2012):

	Year Ended December 31,
	2011	2013
Risk-free interest rate	1.41%	1.12%
Expected term (in years)	6.25	6.25
Expected volatility	78%	85%
Expected dividend yield	0%	0%

Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity since January 1, 2011:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)
Outstanding as of January 1, 2011	440,301	$0.75	8.5	$216
Granted	475,793	1.57
Exercised	—	—
Forfeited	—	—

Outstanding as of December 31, 2011	916,094	$1.19	8.7	$354
Granted	7,961	1.57
Exercised	(16,069)	0.88
Forfeited	(316,559)	1.57

Outstanding as of December 31, 2012	591,427	$1.00	7.1	$342
Granted	718,903	2.64
Exercised	—
Forfeited	—

Outstanding as of December 31, 2013	1,310,330	$1.88	7.8	$10,185

Options vested and expected to vest as of December 31, 2013	1,310,330	$1.88	7.8	$10,185

Options exercisable as of December 31, 2013	657,317	$1.26	6.6	$5,543

Summary of Restricted Stock Activity

The table below summarizes the Company’s restricted stock activity since January 1, 2011:

	Shares	Weighted Average Grant- Date Fair Value
Unvested restricted common stock as of January 1, 2011	38,481	$0.82
Issued	—	—
Vested	(13,933)	0.75
Forfeited	—	—

Unvested restricted common stock as of December 31, 2011	24,548	$0.82
Issued	—	—
Vested	(13,933)	0.75
Forfeited	—	—

Unvested restricted common stock as of December 31, 2012	10,615	$0.82
Issued	—	—
Vested	(3,980)	0.75
Forfeited	(6,635)	0.82

Unvested restricted common stock as of December 31, 2013	—	—

Summary of Stock-Based Compensation Expense Related to Stock Options and Restricted Common Stock

The Company recorded stock-based compensation expense related to stock options and restricted common stock in the following expense categories of its statements of operations:

	Nine Months Ended
	September 30,
	2014	2013
Research and development	$259	$109
General and administrative	651	143

	$910	$252

The Company recorded stock-based compensation expense related to stock options and restricted common stock in the following expense categories of its statements of operations:

	Year Ended December 31,
	2011	2012	2013
Research and development	$30	$68	$176
General and administrative	50	53	219

	$80	$121	$395